Investment in Affiliates	12 Months Ended
Mar. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
15. Investment in Affiliates
Investment in affiliates at March 31, 2020 and 2021 consists of the following:

	Millions of yen
	2020	2021
Shares	¥770,750	¥853,937
Loans and others	50,912	33,827

	¥821,662	¥887,764

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥153,868 million and ¥166,296 million, respectively, as of March 31, 2020 and ¥136,755 million and ¥169,928 million, respectively, as of March 31, 2021.
In fiscal 2019, 2020 and 2021, the Company and its subsidiaries received dividends from affiliates of ¥17,334 million, ¥38,372 million and ¥15,416 million, respectively.
In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥81,182 million and ¥131,600 million as of March 31, 2020 and 2021, respectively.
The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income of affiliates.
 Companies comprising a significant portion of investment in affiliates were Avolon Holdings Limited (30% of equity share) and Kansai Airports (40% of equity share) as of March 31, 2020 and 2021.
Combined and condensed information relating to the affiliates for fiscal 2019, 2020 and 2021 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2019	2020	2021
Operations:
Total revenues	¥1,606,565	¥1,674,184	¥1,155,974
Income before income taxes	187,203	206,637	85,667
Net income	114,271	140,540	74,008

Financial position:
Total assets	¥11,473,689	¥12,499,794	¥12,858,129
Total liabilities	7,542,997	8,428,007	9,203,980
Total equity	3,930,692	4,071,787	3,654,149
The Company and its subsidiaries had no significant transactions with these companies except as described above.